Related party transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due to related parties	$ 27,979	$ 518,366
Incurred expenses
Other assets	1,333,432	925,389
Non-Interest Bearing Cash Advances [Member]
Related Party Transaction [Line Items]
Due to related parties
Other assets	1,107,220	678,495
Design Services [Member]
Related Party Transaction [Line Items]
Due to related parties	0	20,400
Incurred expenses	59,600	950
Other assets
Legal Fees [Member]
Related Party Transaction [Line Items]
Due to related parties	416,700	410,000
Incurred expenses	1,161,000	654,000
Other assets
Consulting Fees [Member]
Related Party Transaction [Line Items]
Due to related parties
Incurred expenses	0	53,000
Other assets
Construction Serivces [Member]
Related Party Transaction [Line Items]
Due to related parties	15,900
Incurred expenses	$ 1,825,400